S000066841 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Western Asset Premier Institutional U.S. Treasury Reserves | Premium Shares
Prospectus [Line Items]
Annual Return [Percent]	5.19%	5.03%	1.47%	0.01%	0.39%